SUBSEQUENT EVENTS (Details Narrative) - Sabby L One Convertible Note [Member] - Subsequent Event [Member] - USD ($) $ in Millions	Jul. 01, 2023	Jan. 02, 2023
Subsequent Event [Line Items]
Aggregate principal amount of notes converted	$ 2.6	$ 2.5
Debt conversion, converted instrument, shares issued	12,600,000	2,928,105